Acquisitions	12 Months Ended
Dec. 31, 2022
Acquisitions
Acquisitions

12 Acquisitions

Accounting policy

Goodwill, being the excess of the consideration over the net tangible and intangible assets acquired, represents benefits which do not qualify for recognition as intangible assets, including: the ability of a business to generate higher returns than individual assets; skilled workforces; and acquisition synergies that are specific to the Group. In addition, goodwill arises on the recognition of deferred tax liabilities in respect of intangible assets for which amortisation does not qualify for tax deductions.

During the year, a number of acquisitions were made. The net assets of the businesses acquired are incorporated at their fair value to the Group. The fair values of the consideration given and of the assets and liabilities acquired are summarised below.

	Fair value	Fair value	Fair value
	2020	2021	2022
	£m	£m	£m
Goodwill	570	131	269
Intangible assets	427	156	125
Property, plant and equipment	3	1	1
Other non-current assets	1	–	3
Current assets	20	4	8
Current liabilities	(24)	(16)	(21)
Borrowings	(3)	–	(3)
Deferred tax	(90)	(27)	(13)
Net assets acquired	904	249	369
Consideration (after taking account of £6m net cash acquired (2020: £29m; 2021: £8m))	904	249	369
Change in consideration deferred to future years and changes in contingent consideration relating to prior year acquisitions	(40)	(14)	4
Net cash flow	864	235	373

During 2022, RELX completed several acquisitions for total consideration of £443m (2021: £255m), or £437m (2021: £249m) adjusted for cash acquired. This includes the acquisition of investments in joint ventures and associates of £61m. Refer to note 15 for further details.

The businesses acquired in 2022 contributed £19m to revenue, decreased adjusted operating profit by £5m, decreased net profit by £24m (after charging £19m of integration costs and amortisation of acquired intangibles) and decreased net cash inflow from operating activities for the part year under the Group’s ownership and before taking account of acquisition financing costs by £4m. Had the businesses been acquired at the beginning of the year, on a pro forma basis the Group revenues, adjusted operating profit and net profit attributable to RELX PLC shareholders for the year would have been £8,567m, £2,679m and £1,626m respectively, before taking account of acquisition financing costs.